Supplement to the currently effective prospectus of each of the listed funds:

Scudder 21st Century Growth Fund        Scudder Health Care Fund                Scudder New York Tax-Free Income
                                                                                     Fund
Scudder Balanced Fund                   Scudder High Income Opportunity
                                             Fund                               Scudder Pacific Opportunities Fund
Scudder California Tax-Free Income
     Fund                               Scudder High Yield Tax-Free Fund        Scudder Pathway Series: Conservative
                                                                                     Portfolio
Scudder Capital Growth Fund             Scudder Income Fund
                                                                                Scudder Pathway Series: Growth
Scudder Cash Investment Trust           Scudder Intermediate Tax/AMT Free            Portfolio
                                             Fund
Scudder Development Fund                                                        Scudder Pathway Series: Moderate
                                        Scudder International Fund                   Portfolio
Scudder Emerging Markets Growth
     Fund                               Scudder Japanese Equity Fund            Scudder S&P 500 Index Fund

Scudder Emerging Markets Income         Scudder Large Cap Value Fund            Scudder Select 500 Fund
     Fund
                                        Scudder Large Company Growth            Scudder Short-Term Bond Fund
Scudder Global Bond Fund                     Fund
                                                                                Scudder Small Cap Growth Fund
Scudder Global Discovery Fund           Scudder Large Company Value Fund
                                                                                Scudder Small Company Stock Fund
Scudder Global Fund                     Scudder Latin America Fund
                                                                                Scudder Small Company Value Fund
Scudder GNMA Fund                       Scudder Managed Municipal Bond
                                             Fund                               Scudder Tax Free Money Fund
Scudder Gold and Precious Metals
     Fund                               Scudder Massachusetts Tax-Free Fund     Scudder Technology Fund

Scudder Greater Europe Growth Fund      Scudder Money Market Series             Scudder Technology Innovation Fund

Scudder Growth and Income Fund                                                  Scudder US Treasury Money Fund


Effective November 1, 2004, Class S shares (and, in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S) of each of the funds listed above are available to new investors. All references in each fund's current prospectus to Class S shares as being generally not available to new investors are hereby deleted.



               Please Retain This Supplement for Future Reference


October 26, 2004
PSMEGA-3600

Supplement to the currently effective Statements of Additional Information of each of the listed funds:

 Scudder 21st Century Growth Fund      Scudder High Income Opportunity      Scudder Pathway Series:
 Scudder Balanced Fund                   Fund                                 Conservative Portfolio
 Scudder California Tax-Free Income    Scudder High Yield Tax-Free Fund     Scudder Pathway Series: Growth
   Fund                                Scudder Income Fund                    Portfolio
 Scudder Capital Growth Fund           Scudder Intermediate Tax/AMT Free    Scudder Pathway Series: Moderate
 Scudder Cash Investment Trust           Fund                                 Portfolio
 Scudder Development Fund              Scudder International Fund           Scudder S&P 500 Index Fund
 Scudder Emerging Markets Growth       Scudder Japanese Equity Fund         Scudder Select 500 Fund
   Fund                                Scudder Large Cap Value Fund         Scudder Short-Term Bond Fund
 Scudder Emerging Markets Income       Scudder Large Company Growth Fund    Scudder Small Cap Growth Fund
   Fund                                Scudder Large Company Value Fund     Scudder Small Company Stock Fund
 Scudder Global Bond Fund              Scudder Latin America Fund           Scudder Small Company Value Fund
 Scudder Global Discovery Fund         Scudder Managed Municipal Bond       Scudder Tax Free Money Fund
 Scudder Global Fund                     Fund                               Scudder Technology Fund
 Scudder GNMA Fund                     Scudder Massachusetts Tax-Free       Scudder Technology Innovation
 Scudder Gold and Precious Metals        Fund                                 Fund
   Fund                                Scudder Money Market Series          Scudder US Treasury Money Fund
 Scudder Greater Europe Growth Fund    Scudder New York Tax-Free Income
 Scudder Growth and Income Fund          Fund
 Scudder Health Care Fund              Scudder Pacific Opportunities Fund

Effective November 1, 2004, Class S shares (and, in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S) of each of the above-listed funds are available to new investors. All references in each fund's current Statement of Additional Information to Class S shares as being generally not available to new investors are hereby deleted.

In each fund's Statement of Additional Information, the section "Purchase and Redemption of Shares -- Purchases -- Eligible Class S Investors" is no longer applicable.




October 26, 2004